Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Lease Liabilities [Abstract]
Summary of Lease Obligations
20.	Lease obligations
	December 31, 2021	December 31, 2020
Balance, beginning of year	1,440	16,949
Acquisition (note 5)	29,481	—
Liabilities incurred	4,514	763
Lease payments	(2,721)	(937)
Dispositions	(20)	(735)
Interest expense	776	416
Disposition of Bridge Farm (note 6)	—	(14,894)
Foreign currency translation	—	(122)
Balance, end of year	33,470	1,440

Current portion	5,701	409
Long-term	27,769	1,031

Summary of Minimum Lease Payments

The Company’s minimum lease payments are as follows:

December 31, 2021
Less than one year	5,938
One to three years	10,514
Three to five years	8,424
Thereafter	13,629
Minimum lease payments	38,505
Amounts representing finance charges	(5,035)
Net minimum lease payments	33,470